Annual Total Returns - iShares Edge MSCI Multifactor Intl Index Fund (Institutional) [BarChart] - Institutional - iShares Edge MSCI Multifactor Intl Index Fund - Institutional Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	28.49%
Annual Return 2018	(15.41%)
Annual Return 2019	17.89%